Securities - Reconciliation from Amortized Cost to Estimated Fair Value of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available for sale:
Amortized cost	$ 40,839	$ 52,869
Gross unrealized gains	360	679
Gross unrealized losses	(631)	(683)
Estimated fair value	40,568	52,865
Held to maturity:
Amortized cost	20,979	18,471
Gross unrealized gains	291	328
Gross unrealized losses	(302)	(192)
Estimated fair value	20,968	18,607
U.S. Government sponsored entities
Available for sale:
Amortized cost	3,744	6,649
Gross unrealized gains	2	0
Gross unrealized losses	(30)	(68)
Estimated fair value	3,716	6,581
Held to maturity:
Amortized cost	3,530	3,988
Gross unrealized gains	0	0
Gross unrealized losses	(128)	(87)
Estimated fair value	3,402	3,901
State and political subdivisions
Available for sale:
Amortized cost	5,545	10,625
Gross unrealized gains	19	159
Gross unrealized losses	(62)	(2)
Estimated fair value	5,502	10,782
Held to maturity:
Amortized cost	2,306	2,364
Gross unrealized gains	181	187
Gross unrealized losses	(1)	(1)
Estimated fair value	2,486	2,550
Residential mortgage-backed securities
Available for sale:
Amortized cost	21,547	26,191
Gross unrealized gains	339	449
Gross unrealized losses	(255)	(201)
Estimated fair value	21,631	26,439
Held to maturity:
Amortized cost	4,799	6,232
Gross unrealized gains	98	141
Gross unrealized losses	(25)	(28)
Estimated fair value	4,872	6,345
Commercial mortgage-backed securities
Held to maturity:
Amortized cost	3,796	3,902
Gross unrealized gains	0	0
Gross unrealized losses	(148)	(62)
Estimated fair value	3,648	3,840
Corporate and other securities
Available for sale:
Amortized cost	10,003	9,404
Gross unrealized gains	0	71
Gross unrealized losses	(284)	(412)
Estimated fair value	9,719	9,063
Held to maturity:
Amortized cost	6,548	1,985
Gross unrealized gains	12	0
Gross unrealized losses	0	(14)
Estimated fair value	$ 6,560	$ 1,971